Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, with a nominal value of pound sterling 0.015625 per share
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,001.00
Offering Note	Includes shares that the underwriters have the option to purchase.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.